Debt Debt Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Gross	$ 2,500,434	$ 2,473,927
Long-term Debt	2,500,434
Debt Instrument, Unamortized Discount	573,082	462,274
3.75% Convertible Senior Subordinated Notes Due 2042 [Member]
Long-term Debt, Gross	390,000	390,000
Long-term Debt, Fair Value	592,800	397,100
Long-term Debt	225,014	229,624
Debt Instrument, Unamortized Discount	164,986	160,376
7.75% Senior Subordinated Notes, Due 2020 [Member]
Long-term Debt, Gross	400,000	550,000
Long-term Debt, Fair Value	435,800	614,600
3.75% Convertible Senior Subordinated Notes, due 2025 [Member]
Long-term Debt, Gross	132,408	318,054
Long-term Debt, Fair Value	306,500	459,600
Long-term Debt	87,310	204,608
Debt Instrument, Unamortized Discount	45,098	113,446
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Long-term Debt, Gross	307,153	345,000
Long-term Debt, Fair Value	455,900	331,600
Long-term Debt	186,136	206,266
Debt Instrument, Unamortized Discount	121,017	138,734
3.25% Convertible Senior Debentures, Due 2035 [Member]
Long-term Debt, Gross	427,500	427,500
Long-term Debt, Fair Value	457,400	425,400
Long-term Debt	393,126	377,782
Debt Instrument, Unamortized Discount	34,374	49,718
3.50% Convertible Senior Subordianted Notes, Due 2044 [Member]
Long-term Debt, Gross	424,250	0
Long-term Debt, Fair Value	428,500	0
Long-term Debt	216,643	0
Debt Instrument, Unamortized Discount	$ 207,607	$ 0